Deficit	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Deficit
Deficit

Preferred Stock

We are authorized to issue up to 50.0 million shares of preferred stock, $0.01 par value per share, including up to 10.0 million shares of 7.625% Series A Cumulative Redeemable Preferred Stock (the “Series A preferred stock”), of which 9.7 million shares were outstanding as of December 31, 2012 and 2011, respectively.

Our Series A preferred stock does not have a stated maturity and is not subject to any sinking fund or mandatory redemption provisions. Upon liquidation, dissolution or winding up, our Series A preferred stock will rank senior to our common stock with respect to the payment of distributions. We may, at our option, redeem our Series A preferred stock, in whole or in part, for cash at a redemption price of $25.00 per share, plus all accumulated and unpaid dividends on such Series A preferred stock up to and including the redemption date. Our Series A preferred stock is not convertible into or exchangeable for any other property or securities of the Company.

Holders of our Series A preferred stock generally have no voting rights except for limited voting rights if we fail to pay dividends for six or more quarterly periods (whether or not consecutive) and in certain other events. On December 19, 2008, our board of directors suspended the payment of dividends on our Series A preferred stock. Upon missing six quarterly dividend payments (whether consecutive or non-consecutive), the holders of our Series A preferred stock became entitled to elect two additional members to our board of directors (the “Preferred Directors”). On February 2, 2011, holders of our Series A preferred stock elected the Preferred Directors to our board of directors. The Preferred Directors will continue to serve on our board of directors until all dividends in arrears and the then current period’s dividend have been fully paid or until such dividends have been declared and an amount sufficient for the payment thereof has been set aside for payment.
Preferred Units

We own 9.7 million 7.625% Series A Cumulative Preferred Units, representing limited partnership units in the Operating Partnership, the terms of which have essentially the same economic characteristics as the Series A preferred stock.

Common Stock

We are authorized to issue up to 100.0 million shares of common stock, $0.01 par value per share, of which 57.2 million shares and 50.8 million shares were outstanding as of December 31, 2012 and 2011, respectively.

Equity Transactions

During 2011, we entered into agreements providing for the exchange of shares of our Series A preferred stock for shares of our common stock. Details of the exchanges are as follows:

	Series A Preferred Stock Exchanged	Common Stock Issued	Exchange Ratio (Common Shares Issued per Preferred Share)	Series A Preferred Stock Value per Share	Common Stock Value per Share
July 25, 2011 exchange	218,635	1,127,597	5.157	$19.00	$3.684
July 27, 2011 exchange	50,995	262,981	5.157	16.50	3.200

In connection with the exchanges, we recorded a $2.8 million preferred stock redemption discount in the consolidated statement of operations during 2011 that is added to our net income available to common stockholders for use in the calculation of earnings per share. The preferred stock redemption discount represents the excess of the carrying amount of our Series A preferred stock, including cumulative dividends not declared, over the fair value of the consideration transferred to the holders of our Series A preferred stock at the time of exchange.

Distributions

Certain income and expense items are accounted for differently for financial reporting and income tax purposes. Earnings and profits, which determine the taxability of distributions to stockholders, will differ from the net income or loss reported in the consolidated statement of operations due to these differences.

We are required to distribute 90% of our REIT taxable income (excluding net capital gains) on an annual basis in order to qualify as a REIT for federal income tax purposes. We did not declare a dividend on our common stock during 2012, 2011 and 2010. Due to our focus on preserving unrestricted cash and the availability of net operating loss (“NOL”) carryforwards to offset future taxable income, we do not expect to pay distributions on our common stock and Series A preferred stock in the foreseeable future. We do not expect the need to pay distributions to our stockholders during 2013 to maintain our REIT status due to the use of NOL carryforwards, as necessary.

On December 19, 2008, our board of directors suspended the payment of dividends on our Series A preferred stock. Dividends on our Series A preferred stock are cumulative, and therefore, will continue to accrue at an annual rate of $1.9064 per share. As of January 31, 2013, we have missed 17 quarterly dividend payments. The amount of dividends in arrears totals $78.8 million.

All distributions to our common stockholders, preferred stockholders and Operating Partnership noncontrolling common unit holders are at the discretion of the board of directors. The actual amount and timing of distributions in 2013 and beyond, if any, will be at the discretion of our board of directors and will depend upon our financial condition in addition to the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and no assurance can be given as to the amounts or timing of future distributions.